Exhibit 99.1

Harley-Davidson Motorcycle Trust 2012-1

$118,600,000.00 0.23510% Motorcycle Contract Backed Notes, Class A-1

$235,000,000.00 0.50% Motorcycle Contract Backed Notes, Class A-2

$222,000,000.00 0.68% Motorcycle Contract Backed Notes, Class A-3

$73,939,000.00 0.91% Motorcycle Contract Backed Notes, Class A-4

$25,767,000.00 1.37% Motorcycle Contract Backed Notes, Class B

$24,694,000.00 1.71% Motorcycle Contract Backed Notes, Class C

Monthly  Report

For the April 15, 2013 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of July 01, 2012, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on  July 23, 2012

Beginning of Due Period			03/01/2013
End of Due Period			03/31/2013
Determination Date			04/04/2013
Record Date			04/12/2013
Distribution Date			04/15/2013
Interest Determination Date			Not Applicable
LIBOR as of the Interest Determination Date			Not Applicable
Number of days in Interest Period (ACT/360 basis)			31
Number of days in Interest Period (30/360 basis)			30
	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	53,909	06/30/2012	07/25/2012	$715,746,891.88
Subsequent Contracts	N/A	N/A	N/A	N/A
Total	53,909			$715,746,891.88

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$546,576,875.68

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	10,147,170.52
Principal collections on Contracts paid off in full during Due Period	11,927,617.83
Balance of Contracts liquidated during Due Period	972,627.67
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,680.73
Decline in Aggregate Principal Balance		23,049,096.75
Aggregate Principal Balance at end of Due Period		$523,527,778.93
Pool factor		0.7314426

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$118,600,000.00	$235,000,000.00	$222,000,000.00	$73,939,000.00	$25,767,000.00	$24,694,000.00	$700,000,000.00
Note balance as of prior Distribution Date	—	184,430,444.06	222,000,000.00	73,939,000.00	25,767,000.00	24,694,000.00	530,830,444.06
First Priority Principal Distributable Amount	—	—	—	—	—	—	—
Second Priority Principal Distributable Amount	—	—	—	—	—	—	—
Noteholders’ Regular Principal Distributable Amount	—	23,049,096.75	—	—	—	—	23,049,096.75
Principal Distributable Amount *	—	23,049,096.75	—	—	—	—	23,049,096.75
Note balance at end of Due Period	—	161,381,347.31	222,000,000.00	73,939,000.00	25,767,000.00	24,694,000.00	507,781,347.31
Note Pool factor at begininning of Due Period	0.0000000	0.7848104	1.0000000	1.0000000	1.0000000	1.0000000
Note Pool factor at end of Due Period	0.0000000	0.6867291	1.0000000	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount
A-l	—	—	0.23510%	31	ACT/360	—	—	—
A-2	184,430,444.06	—	0.50%	30	30/360	76,846.02	—	76,846.02
A-3	222,000,000.00	—	0.68%	30	30/360	125,800.00	—	125,800.00
A-4	73,939,000.00	—	0.91%	30	30/360	56,070.41	—	56,070.41
B	25,767,000.00	—	1.37%	30	30/360	29,417.33	—	29,417.33
C	24,694,000.00	—	1.71%	30	30/360	35,188.95	—	35,188.95
Totals	$530,830,444.06	—				$323,322.71	—	$323,322.71

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$21,535,350.71
Interest collections on Contracts during Due Period	4,979,871.53
Net Liquidation Proceeds	899,978.32
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	292,800.69
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	1,599.61

Total Available Monies		$27,709,600.86

Distribution of Available Monies in order of priority:

Reimbursement Amount	358,647.48
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	455,480.73
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,024.83
Class A Note Interest Distributable Amount	258,716.43
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	29,417.33
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	35,188.95
Class A Noteholder’s Regular Principal Distributable Amount	23,049,096.75
Class B Noteholder’s Regular Principal Distributable Amount	—
Class C Noteholder’s Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	24,187,572.50

Excess Amounts (Shortfall)		3,522,028.36

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	3,522,028.36

Total distribution of Available Monies		$27,709,600.86

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$14,135,250.03
b) 1.00% of the Pool Balance as of the Cutoff Date	7,157,468.92
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	31,411,666.74

Specified Reserve Fund Balance		$14,135,250.03

Reserve Fund balance at beginning of Due Period		$14,757,575.64

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	1,038.85

Total additions		1,038.85
Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	623,364.46

Total withdrawals		623,364.46

Reserve Fund balance at end of Due Period		$14,135,250.03

Calculation of Overcollateralization Target Amount:
The greatest of:
a) The lesser of:
x) 3.50% of the Aggregate Principal Balance at the end of the Due Period	18,323,472.26
y) 2.20% of the Aggregate Principal Balance as of the cutoff date	15,746,431.62
b) 1.50% of the Aggregate Principal Balance as of the Cutoff Date	10,736,203.38
c) If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization
Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)	15,746,431.62

Overcollateralization Target Amount for current Distribution Date		$15,746,431.62

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	15,746,891.88	2.20%
Overcollateralization Target Amount for current Distribution Date	15,746,431.62	3.01%
Overcollateralization Amount at current Distribution Date	15,746,431.62	3.01%

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	9
Trigger Status? Yes or No	No

Monthly losses

			% of Principal
			Balance at beginning
	Number of Contracts	Amount	of Due Period

Principal Balance of Liquidated Contracts for the Due Period	116	$1,512,065.31	0.277%

Less:
Net Liquidation Proceeds for the Due Period	105	899,978.32	0.165%

Net Liquidation Losses for the Due Period		612,086.99	0.112%

Net Liquidation Loss ratio			1.344%

Average loss ratio

Net Liquidation Loss ratio - current Distribution Date	1.344%
Net Liquidation Loss ratio - prior Distribution Date	1.541%
Net Liquidation Loss ratio - second prior Distribution Date	1.815%
Three-month average Loss ratio	1.567%

Cumulative losses

			% of Initial Principal
	Number of Contracts	Amount	Balance

Cumulative Liquidated Contracts	617	$8,601,086.37	1.202%
Cumulative Net Liquidation Proceeds	479	4,275,428.11	0.597%
Cumulative Net Liquidation Losses		4,325,658.26	0.604%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$7,010.79

Cumulative Loss Ratio

Cumulative Loss Ratio		0.604%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	2.000%
13 - 24	3.000%
25 - 36	4.000%
37 - 48	5.000%
49 or greater	5.500%

Delinquencies

			Delinquent Interest	% of Principal Balance at
Days Delinquent	Number of Contracts	Principal Balance	Amount	Beginning of Due Period
30 - 59	447	$5,727,350.71	$123,166.08	1.048%
60 - 89	127	1,521,990.58	56,350.41	0.278%
90 - 119	86	1,142,777.13	52,378.07	0.209%
120+	63	870,927.44	60,906.13	0.159%
Totals	723	$9,263,045.86	$292,800.69	1.695%

60+ Delinquency Amount	276	$3,535,695.15		0.647%

60+ Day average delinquency ratio

60+ day delinquency ratio - current Distribution Date				0.647%
60+ day delinquency ratio - prior Distribution Date				0.856%
60+ day delinquency ratio - second prior Distribution Date				1.009%
Three-month average 60+ day delinquency ratio				0.837%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	46,163	44,912
Principal Balance of Contracts	$546,576,875.68	$523,527,778.93
Weighted average original term	70.64	70.74
Weighted average remaining term	54.28	53.32
Weighted average age	16.36	17.42
One month prepayments (ABS)	1.56%	1.91%
Weighted average Contract Rate	11.41%	11.42%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	59,600,795.50	11.38%
5.001% - 10.000%	196,982,781.83	37.63%
10.001% - 15.000%	138,720,431.46	26.50%
15.001% - 20.000%	71,347,483.58	13.63%
> 20.000%	56,876,286.56	10.86%

Advances made by Servicer in current Due Period		$292,800.69
Reimbursement Amount due to Servicer		358,647.48
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and  that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of July 1, 2012 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2012-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from March 1, 2013 to March 31, 2013 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 10th day of April, 2013.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary